SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 398,098	$ 1,101,506	$ 3,297,916	$ 7,309,996
Cost of revenue	(530,654)	(831,345)	(2,335,775)	(5,798,031)
Net loss	(3,275,788)	(1,472,711)	(10,401,590)	(21,749,920)
Depreciation and amortization	0	(2,454)	(2,455)	(1,240,125)
Impairment/loss gain on debt extinguishment			632,220	9,531,368
Derivative (gain) expense	(2,052,882)	(97,585)	(5,436,087)	(650,071)
Interest expense	(361,769)	(385,332)	(1,759,399)	(4,755,386)
TOTAL ASSETS	107,546	104,629	104,629	1,031,240
Derivative gain (expense)	2,052,882	97,585	5,436,087	650,071
Deemed dividend related to modification of Series A Preferred Stock				(39,866,742)
Impairment/gain on debt extinguishment			(632,220)	(9,531,368)
Interest expense	361,769	385,332	1,759,399	4,755,386
Blue Collar
Revenue	94,727	110,141	285,092	1,522,490
Cost of revenue	(19,229)	(48,968)	(141,892)	(895,890)
Net loss	(85,671)	(138,292)	(475,818)	(1,282,145)
Depreciation and amortization	0	0	0	(6,820)
Impairment/loss gain on debt extinguishment			0	1,042,636
Derivative (gain) expense	0	0	0	0
Interest expense	(2,737)	(4,466)	(12,653)	(98,179)
TOTAL ASSETS	75,656	24,951	29,947	643,029
Derivative gain (expense)	0	0	0	0
Deemed dividend related to modification of Series A Preferred Stock				0
Impairment/gain on debt extinguishment			0	(1,042,636)
Interest expense	2,737	4,466	12,653	98,179
Corporate and other
Revenue	994	2,564	5,440	268,741
Cost of revenue	(585)	(12,600)	(44,089)	(281,871)
Net loss	(2,896,045)	(1,639,570)	(10,142,740)	(14,592,951)
Depreciation and amortization	0	(2,454)	(2,455)	(657,933)
Impairment/loss gain on debt extinguishment			632,220	4,205,469
Derivative (gain) expense	(2,052,882)	(97,585)	(5,436,087)	(650,071)
Interest expense	(359,032)	(338,511)	(1,699,392)	(4,086,708)
TOTAL ASSETS	13,093	0	0	316,325
Derivative gain (expense)	2,052,882	97,585	5,436,087	650,071
Deemed dividend related to modification of Series A Preferred Stock				(39,866,742)
Impairment/gain on debt extinguishment			(632,220)	(4,205,469)
Interest expense	359,032	338,511	1,699,392	4,086,708
TPT SpeedConnect
Revenue	302,377	988,801	3,007,384	5,429,010
Cost of revenue	(510,840)	(769,777)	(2,149,794)	(4,620,270)
Net loss	(294,072)	305,151	218,603	(5,614,104)
Depreciation and amortization	0	0	0	(530,579)
Impairment/loss gain on debt extinguishment			0	4,283,263
Derivative (gain) expense	0	0	0	0
Interest expense	0	(42,355)	(47,355)	(570,499)
TOTAL ASSETS	18,797	79,678	70,875	68,086
Derivative gain (expense)	0	0	0	0
Deemed dividend related to modification of Series A Preferred Stock				0
Impairment/gain on debt extinguishment			0	(4,283,263)
Interest expense	$ 0	$ 42,355	47,355	570,499
TPT MedTech and QuickLABS
Revenue			0	89,755
Cost of revenue			0	0
Net loss			(1,635)	(260,720)
Depreciation and amortization			0	(44,793)
Impairment/loss gain on debt extinguishment			0	0
Derivative (gain) expense			0	0
Interest expense			0	0
TOTAL ASSETS			3,807	3,800
Derivative gain (expense)			0	0
Deemed dividend related to modification of Series A Preferred Stock				0
Impairment/gain on debt extinguishment			0	0
Interest expense			$ 0	$ 0